CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
ASSETS
Non-current assets	R 13,626.1	R 9,962.5
Property, plant and equipment	11,918.4	8,542.2
Investments in rehabilitation and other funds	1,100.6	1,002.8
Payments made under protest	31.0	56.7
Other investments	567.0	322.5
Deferred tax asset	9.1	38.3
Current Assets	3,815.9	2,283.5
Inventories	580.1	522.6
Current tax receivable	7.8	4.3
Trade and other receivables	458.0	329.6
Asset held for sale	0.0	120.8
Cash and cash equivalents	2,770.0	1,306.2
TOTAL ASSETS	17,442.0	12,246.0
EQUITY AND LIABILITIES
Equity	12,747.5	8,883.0
Stated share capital	6,310.5	6,197.3
Retained earnings	6,437.0	2,685.7
Non-current liabilities	3,639.4	2,361.8
Provision for environmental rehabilitation	721.4	558.7
Deferred tax liability	2,900.4	1,781.8
Liability for post-retirement medical benefits	11.3	11.3
Lease liabilities	6.3	10.0
Current liabilities	1,055.1	1,001.2
Trade and other payables	1,012.8	954.4
Lease liabilities	5.1	7.4
Current tax liability	37.2	29.5
Liabilities directly associated with the asset held for sale	0.0	9.9
Total Liabilities	4,694.5	3,363.0
TOTAL EQUITY AND LIABILITIES	R 17,442.0	R 12,246.0